ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 18.4%
	CLO — 18.3%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	7.5790	04/20/31	$ 2,000,696
500,000	Ares XXXIIR CLO Ltd. Series 2014-32RA C(a),(b)	TSFR3M + 3.162%	8.2800	05/15/30	501,815
250,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-4A CRR(a),(b)	TSFR3M + 2.012%	6.6680	01/15/31	250,047
2,000,000	CARLYLE US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.162%	7.8180	10/15/31	2,006,096
1,000,000	Columbia Cent CLO 28 Ltd. Series 2018-28A C(a),(b)	TSFR3M + 3.682%	8.8140	11/07/30	1,003,780
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	TSFR3M + 5.412%	10.0680	01/15/31	1,362,351
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	7.7680	04/15/31	1,600,584
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.0380	07/15/31	1,994,200
1,000,000	Oaktree CLO 2019-1 Ltd. Series 2019-1A D(a),(b)	TSFR3M + 4.062%	8.6930	04/22/30	1,001,750
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.600%	0.0001	10/31/37	1,000,926
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	TSFR3M + 4.522%	9.1390	07/20/32	2,142,342
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	8.5440	05/07/31	1,753,406
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.8380	07/15/32	1,952,181
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.2960	01/25/35	1,003,494
					19,573,668
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
46,788	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(c)		4.0790	11/25/36	42,386
1,880,953	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(b),(d)		0.4240	04/25/37	21,295
					63,681
	TOTAL ASSET BACKED SECURITIES (Cost $19,686,294)				19,637,349

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%
84,362	Fannie Mae Interest Strip Series 291 2(d)		8.0000	11/25/27	5,097
69,245	Fannie Mae Interest Strip Series 343 6(d)		5.0000	10/25/33	7,648
84,046	Fannie Mae Interest Strip Series 346 2(d)		5.5000	12/25/33	14,108
51,886	Fannie Mae Interest Strip Series 355 12(b),(d)		6.0000	07/25/34	6,606
279,991	Fannie Mae Interest Strip Series 364 2(d)		4.5000	09/25/35	40,408
454,687	Fannie Mae Interest Strip Series 365 4(d)		5.0000	04/25/36	69,771
122,350	Fannie Mae Interest Strip Series 384 28(b),(d)		6.0000	05/25/36	21,070
71,394	Fannie Mae Interest Strip Series 370 2(d)		6.0000	06/25/36	14,002
640,874	Fannie Mae Interest Strip Series 378 4(d)		5.0000	07/25/36	115,050

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
488,378	Fannie Mae Interest Strip Series 371 2(d)		6.5000	07/25/36	$ 96,804
118,644	Fannie Mae Interest Strip Series 377 2(d)		5.0000	10/25/36	20,612
1,392,978	Fannie Mae Interest Strip Series 395 7(d)		5.5000	11/25/36	264,989
75,238	Fannie Mae Interest Strip Series 383 20(d)		5.5000	07/25/37	12,174
373,875	Fannie Mae Interest Strip Series 385 3(d)		5.0000	01/25/38	60,311
417,361	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	84,415
736,908	Fannie Mae Interest Strip Series 398 C9(d)		6.0000	05/25/39	210,686
213,738	Fannie Mae Interest Strip Series 396 2(d)		4.5000	06/25/39	30,380
316,814	Fannie Mae Interest Strip Series 399 2(d)		5.5000	11/25/39	66,222
845,956	Fannie Mae Interest Strip Series 408 C4(d)		5.5000	11/25/40	154,440
329,243	Fannie Mae Interest Strip Series 409 C18(d)		4.0000	04/25/42	57,609
52,506	Fannie Mae REMICS Series 2001-32 SA(b),(d)	SOFR30A + 7.836%	2.9790	07/25/31	2,762
364,139	Fannie Mae REMICS Series 2003-7 SN(b),(d)	SOFR30A + 7.636%	2.7790	02/25/33	44,604
93,160	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	12,569
175,475	Fannie Mae REMICS Series 2004-62 TP(b),(d)	SOFR30A + 37.870%	5.5000	07/25/33	21,203
223,533	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	32,662
162,217	Fannie Mae REMICS Series 2004-91 DS(b),(d)	SOFR30A + 6.536%	1.6790	12/25/34	14,573
55,324	Fannie Mae REMICS Series 2005-87 SE(b),(d)	SOFR30A + 5.936%	1.0790	10/25/35	4,218
94,724	Fannie Mae REMICS Series 2005-89 S(b),(d)	SOFR30A + 6.586%	1.7290	10/25/35	7,613
140,067	Fannie Mae REMICS Series 2007-28 LS(b),(d)	SOFR30A + 6.511%	1.6540	01/25/36	14,125
18,319	Fannie Mae REMICS Series 2006-8 WN(b),(d)	SOFR30A + 6.586%	1.7290	03/25/36	1,723
39,474	Fannie Mae REMICS Series 2006-8 HL(b),(d)	SOFR30A + 6.586%	1.7290	03/25/36	3,803
1,175,760	Fannie Mae REMICS Series 2007-18 BF(b),(d)	SOFR30A + 0.494%	5.3510	04/25/36	130,221
1,203,979	Fannie Mae REMICS Series 2007-28 CF(b),(d)	SOFR30A + 0.504%	5.3610	07/25/36	156,195
106,755	Fannie Mae REMICS Series 2006-101 SA(b),(d)	SOFR30A + 6.466%	1.6090	10/25/36	11,166
99,302	Fannie Mae REMICS Series 2006-116 S(b),(d)	SOFR30A + 6.486%	1.6290	12/25/36	9,051
45,289	Fannie Mae REMICS Series 2006-125 SM(b),(d)	SOFR30A + 7.086%	2.2290	01/25/37	4,590
180,143	Fannie Mae REMICS Series 2007-36 SN(b),(d)	SOFR30A + 6.656%	1.7990	04/25/37	20,144
642,982	Fannie Mae REMICS Series 2007-55 S(b),(d)	SOFR30A + 6.646%	1.7890	06/25/37	29,069
75,668	Fannie Mae REMICS Series 2007-72 EK(b),(d)	SOFR30A + 6.286%	1.4290	07/25/37	7,622
84,026	Fannie Mae REMICS Series 2007-66 AS(b),(d)	SOFR30A + 6.486%	1.6290	07/25/37	7,025
561,471	Fannie Mae REMICS Series 2007-88 MI(b),(d)	SOFR30A + 6.406%	1.5490	09/25/37	46,901
87,273	Fannie Mae REMICS Series 2007-106 SN(b),(d)	SOFR30A + 6.296%	1.4390	11/25/37	8,494
164,258	Fannie Mae REMICS Series 2007-109 DI(b),(d)	SOFR30A + 6.286%	1.4290	12/25/37	18,313

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
254,715	Fannie Mae REMICS Series 2007-117 SM(b),(d)	SOFR30A + 6.186%	1.3290	01/25/38	$ 21,729
4,480,909	Fannie Mae REMICS Series 2010-89 AI(b),(d)	SOFR30A + 6.336%	0.1500	02/25/38	14,929
12,700	Fannie Mae REMICS Series 2008-24 SP(b)	SOFR30A + 22.864%	5.0550	02/25/38	12,857
1,531,081	Fannie Mae REMICS Series 2008-58 SE(b),(d)	SOFR30A + 5.886%	1.0290	07/25/38	139,051
264,603	Fannie Mae REMICS Series 2009-66 SH(b),(d)	SOFR30A + 5.936%	1.0790	09/25/39	15,448
81,682	Fannie Mae REMICS Series 2009-112 ST(b),(d)	SOFR30A + 6.136%	1.2790	01/25/40	7,836
75,161	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	8,228
257,036	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	50,302
320,867	Fannie Mae REMICS Series 2010-139 SA(b),(d)	SOFR30A + 5.916%	1.0590	12/25/40	32,113
64,111	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	7,489
216,602	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	29,859
332,727	Fannie Mae REMICS Series 2011-96 SA(b),(d)	SOFR30A + 6.436%	1.5790	10/25/41	25,115
1,952,269	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	210,699
1,358,085	Fannie Mae REMICS Series 2011-122 DS(b),(d)	SOFR30A + 6.406%	1.5490	12/25/41	180,219
504,761	Fannie Mae REMICS Series 2012-68 NS(b),(d)	SOFR30A + 6.586%	1.7290	03/25/42	34,100
728,611	Fannie Mae REMICS Series 2012-89 SA(b),(d)	SOFR30A + 5.436%	0.5790	08/25/42	52,735
1,224,593	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	206,901
81,266	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	9,426
254,592	Fannie Mae REMICS Series 2013-103 JS(b),(d)	SOFR30A + 5.886%	1.0290	10/25/43	22,868
301,540	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	48,591
974,529	Fannie Mae REMICS Series 2014-87 MS(b),(d)	SOFR30A + 6.136%	1.2790	01/25/45	95,723
197,951	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	23,434
387,821	Fannie Mae REMICS Series 2016-39 LS(b),(d)	SOFR30A + 5.886%	1.0290	07/25/46	42,021
1,320,984	Fannie Mae REMICS Series 2017-97 SW(b),(d)	SOFR30A + 6.086%	1.2290	12/25/47	158,102
896,171	Fannie Mae REMICS Series 2017-108 SA(b),(d)	SOFR30A + 6.036%	1.1790	01/25/48	107,309
2,655,527	Fannie Mae REMICS Series 2018-54 SA(b),(d)	SOFR30A + 6.136%	1.2790	08/25/48	232,215
419,459	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	65,459
106,766	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	20,816
380,864	Fannie Mae REMICS Series 2019-41 SB(b),(d)	SOFR30A + 5.936%	1.0790	08/25/49	41,669
1,022,014	Fannie Mae REMICS Series 2020-10 S(b),(d)	SOFR30A + 5.936%	1.0790	05/25/59	108,359
73,011	Freddie Mac REMICS Series 2367 SG(b),(d)	SOFR30A + 7.766%	2.7560	06/15/31	6,965
795,471	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	95,346
61,940	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	7,571
180,113	Freddie Mac REMICS Series 2463 SB(b),(d)	SOFR30A + 7.886%	2.8760	06/15/32	15,617

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
23,617	Freddie Mac REMICS Series 2524 SX(b),(d)	SOFR30A + 7.786%	2.7760	11/15/32	$ 2,337
39,877	Freddie Mac REMICS Series 2616 SC(b),(d)	SOFR30A + 7.886%	2.8760	12/15/32	3,212
477,301	Freddie Mac REMICS Series 2802 SI(b),(d)	SOFR30A + 5.886%	0.8760	05/15/34	32,852
236,083	Freddie Mac REMICS Series 2980 SL(b),(d)	SOFR30A + 6.586%	1.5760	11/15/34	21,130
239,683	Freddie Mac REMICS Series 2950 SN(b),(d)	SOFR30A + 5.936%	0.9260	03/15/35	15,050
676,159	Freddie Mac REMICS Series 3055 MS(b),(d)	SOFR30A + 6.486%	1.4760	10/15/35	67,596
46,267	Freddie Mac REMICS Series 3117 JS(b),(d)	SOFR30A + 6.586%	1.5760	02/15/36	4,387
182,751	Freddie Mac REMICS Series 3149 SM(b),(d)	SOFR30A + 6.536%	1.5260	05/15/36	15,337
84,228	Freddie Mac REMICS Series 3239 SI(b),(d)	SOFR30A + 6.536%	1.5260	11/15/36	8,759
190,087	Freddie Mac REMICS Series 3303 SG(b),(d)	SOFR30A + 5.986%	0.9760	04/15/37	16,205
177,961	Freddie Mac REMICS Series 3355 BI(b),(d)	SOFR30A + 5.936%	0.9260	08/15/37	15,185
178,442	Freddie Mac REMICS Series 3368 AI(b),(d)	SOFR30A + 5.916%	0.9060	09/15/37	16,238
114,375	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	5,354
131,881	Freddie Mac REMICS Series 3572 VS(b),(d)	SOFR30A + 6.616%	1.6060	09/15/39	14,684
151,282	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	5,490
1,899,547	Freddie Mac REMICS Series 3652 CS(b),(d)	SOFR30A + 6.436%	1.4260	03/15/40	224,336
134,653	Freddie Mac REMICS Series 3758 S(b),(d)	SOFR30A + 5.916%	0.9060	11/15/40	11,668
448,725	Freddie Mac REMICS Series 3935 SH(b),(d)	SOFR30A + 6.486%	1.4760	12/15/40	12,302
102,250	Freddie Mac REMICS Series 4139 PO(e)		2.4300	08/15/42	66,396
127,797	Freddie Mac REMICS Series 4091 TS(b),(d)	SOFR30A + 6.436%	1.4260	08/15/42	16,551
364,306	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	62,862
1,052,067	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	171,422
162,531	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	27,487
7,400,229	Freddie Mac REMICS Series 4583 TI(b),(d)	SOFR30A + 5.986%	0.1000	05/15/46	20,385
213,087	Freddie Mac REMICS Series 4583 ST(b),(d)	SOFR30A + 5.886%	0.8760	05/15/46	22,036
360,292	Freddie Mac REMICS Series 4618 SA(b),(d)	SOFR30A + 5.886%	0.8760	09/15/46	45,761
686,890	Freddie Mac REMICS Series 5007 SK(b),(d)	SOFR30A + 5.986%	1.1290	08/25/50	84,933
512,118	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	60,675
853,780	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	190,657
948,656	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	168,714
208,728	Freddie Mac REMICS Series 4291 MS(b),(d)	SOFR30A + 5.786%	0.7760	01/15/54	21,074
87,158	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	14,205
3,085,887	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	289,002
225,417	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	38,115

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
254,329	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	$ 47,436
44,539	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	8,415
372,451	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	57,363
633,921	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	95,459
301,533	Freddie Mac Strips Series 303 105(b),(d)		4.0000	01/15/43	41,966
1,079,559	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	231,433
626,207	Freddie Mac Strips Series 365 121(b),(d)		4.0000	10/15/47	90,478
574,887	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	109,092
928,548	Freddie Mac Strips Series 367 116(b),(d)		3.5000	06/15/50	139,397
506,313	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	48,596
333,161	Government National Mortgage Association Series 2004-46 S(b),(d)	TSFR1M + 6.986%	2.2260	06/20/34	19,336
24,327	Government National Mortgage Association Series 2004-106 HW(b)	TSFR1M + 26.928%	2.9980	12/16/34	25,236
111,614	Government National Mortgage Association Series 2007-40 SW(b),(d)	TSFR1M + 4.066%	0.0001	07/20/37	616
127,976	Government National Mortgage Association Series 2008-2 SM(b),(d)	TSFR1M + 6.386%	1.6000	01/16/38	9,697
73,417	Government National Mortgage Association Series 2008-6 SD(b),(d)	TSFR1M + 6.346%	1.5860	02/20/38	64
930,944	Government National Mortgage Association Series 2008-15 CI(b),(d)	TSFR1M + 6.376%	1.6160	02/20/38	32,250
112,740	Government National Mortgage Association Series 2008-27 SI(b),(d)	TSFR1M + 6.356%	1.5960	03/20/38	3,639
92,954	Government National Mortgage Association Series 2008-36 SB(b),(d)	TSFR1M + 6.156%	1.3960	04/20/38	72
142,459	Government National Mortgage Association Series 2008-51 SE(b),(d)	TSFR1M + 6.136%	1.3500	06/16/38	10,081
116,625	Government National Mortgage Association Series 2008-51 SC(b),(d)	TSFR1M + 6.136%	1.3760	06/20/38	7,457
56,614	Government National Mortgage Association Series 2008-95 DS(b),(d)	TSFR1M + 7.186%	2.4260	12/20/38	1,575
98,010	Government National Mortgage Association Series 2009-43 SA(b),(d)	TSFR1M + 5.836%	1.0760	06/20/39	3,948
28,296	Government National Mortgage Association Series 2010-19 SD(b),(d)	TSFR1M + 6.436%	1.6500	07/16/39	188
344,940	Government National Mortgage Association Series 2013-170 ID(b),(d)		3.2180	02/20/40	28,946
66,314	Government National Mortgage Association Series 2010-113 BS(b),(d)	TSFR1M + 5.886%	1.1260	09/20/40	7,243
1,022,316	Government National Mortgage Association Series 2010-133 SB(b),(d)	TSFR1M + 5.906%	1.1200	10/16/40	114,213
115,449	Government National Mortgage Association Series 2010-152 SA(b),(d)	TSFR1M + 5.936%	1.1500	11/16/40	12,074
280,736	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	14,980
124,195	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	13,833
298,773	Government National Mortgage Association Series 2011-148 SN(b),(d)	TSFR1M + 6.576%	1.7900	11/16/41	38,069
978,777	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	182,207
817,531	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	115,043
111,487	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	18,295
188,382	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	20,192

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5% (Continued)
892,222	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	$ 61,980
81,932	Government National Mortgage Association Series 2013-181 SA(b),(d)	TSFR1M + 5.986%	1.2260	11/20/43	6,566
175,981	Government National Mortgage Association Series 2014-58 SA(b),(d)	TSFR1M + 5.986%	1.2260	04/20/44	19,091
318,038	Government National Mortgage Association Series 2014-91 SB(b),(d)	TSFR1M + 5.486%	0.7000	06/16/44	30,821
64,604	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	4,052
1,313,715	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	272,047
1,065,592	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	91,160
499,716	Government National Mortgage Association Series 2019-22 SA(b),(d)	TSFR1M + 5.486%	0.7260	02/20/45	44,741
276,786	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	40,022
432,951	Government National Mortgage Association Series 2015-64 SG(b),(d)	TSFR1M + 5.486%	0.7260	05/20/45	38,806
71,654	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	9,463
231,738	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	12,359
499,473	Government National Mortgage Association Series 2015-144 SA(b),(d)	TSFR1M + 6.086%	1.3260	10/20/45	61,173
294,345	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	58,468
429,584	Government National Mortgage Association Series 2016-4 SM(b),(d)	TSFR1M + 5.536%	0.7760	01/20/46	33,607
177,577	Government National Mortgage Association Series 2016-9 SA(b),(d)	TSFR1M + 5.986%	1.2260	01/20/46	18,506
881,105	Government National Mortgage Association Series 2016-121 JS(b),(d)	TSFR1M + 5.986%	1.2260	09/20/46	107,019
181,614	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	29,994
168,054	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	32,584
289,471	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	57,595
18,104,336	Government National Mortgage Association Series 2020-86 TK(b),(d)	TSFR1M + 6.086%	0.1500	08/20/48	92,274
171,588	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	24,900
259,757	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	47,730
445,337	Government National Mortgage Association Series 2019-6 SA(b),(d)	TSFR1M + 5.936%	1.1760	01/20/49	47,534
1,333,771	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	246,994
631,310	Government National Mortgage Association Series 2020-167 NS(b),(d)	TSFR1M + 6.186%	1.4260	11/20/50	83,129
2,246,910	Government National Mortgage Association Series 2019-H16 CI(b),(d)		0.9280	10/20/69	99,635
					9,125,685
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,375,110)				9,125,685

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2%
	ASSET MANAGEMENT — 6.7%
750,000	Ares Capital Corporation		3.2500	07/15/25	$ 739,855
1,500,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	1,448,061
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	586,715
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,473,853
200,000	FS KKR Capital Corporation		3.4000	01/15/26	194,698
1,125,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	1,106,904
650,000	Nuveen Finance, LLC(a)		4.1250	11/01/24	650,000
750,000	UBS Group A.G.(a),(b)	H15T1Y + 1.550%	4.4880	05/12/26	747,128
250,000	UBS Group A.G.(a),(b)	SOFRRATE + 2.044%	2.1930	06/05/26	245,524
					7,192,738
	AUTOMOTIVE — 6.8%
985,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	981,012
1,000,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	997,558
600,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	595,085
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,062,490
500,000	Ford Motor Credit Company, LLC		4.5420	08/01/26	493,189
500,000	Ford Motor Credit Company, LLC		4.8500	11/20/29	480,965
500,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	500,753
310,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	06/08/25	306,423
723,000	Nissan Motor Acceptance Company, LLC		2.0000	03/09/26	687,680
400,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	393,753
650,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	618,246
200,000	Nissan Motor Company Ltd.(a)		3.5220	09/17/25	196,261
					7,313,415
	BANKING — 13.5%
550,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	547,665
500,000	Bank of Montreal		5.1000	01/31/25	497,358
200,000	Barclays plc(b)	SOFRRATE + 2.714%	2.8520	05/07/26	197,609
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	993,156
250,000	BNP Paribas S.A.(a),(b)	SOFRRATE + 2.074%	2.2190	06/09/26	245,523
1,000,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	937,777

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2% (Continued)
	BANKING — 13.5% (Continued)
1,000,000	BPCE S.A.(a)		4.5000	03/15/25	$ 996,358
1,617,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,610,704
500,000	Credit Agricole S.A.(a),(b)	SOFRRATE + 1.676%	1.9070	06/16/26	489,821
1,950,000	Deutsche Bank A.G.		4.5000	04/01/25	1,943,573
755,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.581%	3.9610	11/26/25	754,026
1,000,000	Deutsche Bank A.G.(b)	H15T5Y + 4.524%	6.0000	02/14/70	979,980
1,015,000	KeyCorporation(b)	SOFRINDX + 1.250%	6.3210	05/23/25	1,018,086
625,000	Lloyds Banking Group plc		4.5000	11/04/24	624,961
200,000	Lloyds Banking Group plc		4.5820	12/10/25	198,656
750,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	745,072
500,000	Manufacturers & Traders Trust Company		4.6500	01/27/26	498,140
250,000	NatWest Group plc(b)	H15T5Y + 2.100%	3.7540	11/01/29	250,000
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	794,753
175,000	Societe Generale S.A.(a)		4.7500	11/24/25	173,773
					14,496,991
	BIOTECH & PHARMA — 1.5%
375,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	374,964
891,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	850,091
375,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	365,182
					1,590,237
	COMMERCIAL SUPPORT SERVICES — 0.3%
375,000	Aramark Services, Inc.(a)		5.0000	02/01/28	368,610

	ELECTRIC UTILITIES — 5.3%
1,000,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	948,446
2,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	2,270,562
715,000	FirstEnergy Corporation		2.0500	03/01/25	708,167
1,300,000	FirstEnergy Transmission, LLC(a)		4.3500	01/15/25	1,297,224
421,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	417,925
					5,642,324

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
200,000	Morgan Stanley(b)	SOFRRATE + 0.509%	5.3360	01/22/25	$ 200,101
250,000	State Street Corporation(b)	SOFRRATE + 0.940%	2.3540	11/01/25	250,000
					450,101
	INSURANCE — 0.6%
100,000	Athene Global Funding(a)		2.5000	01/14/25	99,450
506,000	Kemper Corporation		4.3500	02/15/25	504,027
					603,477
	LEISURE FACILITIES & SERVICES — 4.6%
587,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	550,976
265,000	International Game Technology plc(a)		4.1250	04/15/26	261,387
512,000	International Game Technology plc(a)		6.2500	01/15/27	517,449
500,000	International Game Technology plc(a)		5.2500	01/15/29	491,654
800,000	Las Vegas Sands Corporation		2.9000	06/25/25	788,160
959,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	941,454
500,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	502,519
175,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	179,053
787,000	Station Casinos, LLC(a)		4.5000	02/15/28	751,941
					4,984,594
	OIL & GAS PRODUCERS — 0.7%
750,000	Plains All American Pipeline, L.P. / PAA Finance		3.6000	11/01/24	750,000
					750,000
	REAL ESTATE INVESTMENT TRUSTS — 2.8%
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3750	04/15/26	500,694
800,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		3.5000	02/15/25	795,404
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,697,323
					2,993,421
	RETAIL - CONSUMER STAPLES — 0.7%
750,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	748,994
	RETAIL - DISCRETIONARY — 1.5%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,581,976

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2%
	SPECIALTY FINANCE — 3.9%
375,000	AerCap Global Aviation Trust(a),(b)	TSFR3M + 4.561%	6.5000	06/15/45	$ 374,929
500,000	Ally Financial, Inc.		5.7500	11/20/25	502,542
250,000	Ally Financial, Inc.		6.0000	07/15/29	248,284
550,000	Aviation Capital Group, LLC(a)		5.5000	12/15/24	549,998
650,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	648,835
250,000	Aviation Capital Group, LLC(a)		1.9500	01/30/26	240,213
257,000	Capital One Financial Corporation(b)	SOFRRATE + 1.290%	2.6360	03/03/26	254,666
500,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.5650	12/21/65	400,767
750,000	Synchrony Financial		4.5000	07/23/25	746,255
250,000	Synchrony Financial		3.7000	08/04/26	243,998
					4,210,487
	TRANSPORTATION & LOGISTICS — 0.9%
998,000	Air Canada(a)		3.8750	08/15/26	966,244

	TOTAL CORPORATE BONDS (Cost $53,820,740)				53,893,609

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 6.8%
	ASSET MANAGEMENT — 1.3%
1,500,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.168%	4.0000	Perpetual	1,440,081

	BANKING — 1.9%
1,000,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	9.1800	Perpetual	1,024,985
1,000,000	Wells Fargo & Company Series BB(b)	H15T5Y + 3.453%	3.9000	Perpetual	969,081
				1,994,066
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	968,609
1,000,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.915%	3.6500	Perpetual	954,455
				1,923,064
	OIL & GAS PRODUCERS — 1.8%
1,976,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	1,974,710

	TOTAL PREFERRED STOCK (COST $7,328,543)			7,331,921

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 11.7%
	COMMERCIAL SUPPORT SERVICES — 0.8%
876,858	Aramark Services, Inc.(b)	TSFR1M + 2.000%	7.2470	04/06/28	$ 878,831

	LEISURE FACILITIES & SERVICES — 2.8%
995,006	Restaurant Brands(b)	TSFR1M + 1.750%	6.5950	09/23/30	988,041
995,000	Caesars Entertainment, Inc.(b)	TSFR1M + 2.750%	7.5950	01/24/31	997,099
995,634	Light & Wonder International, Inc.(b)	TSFR1M + 2.350%	7.0340	04/16/29	996,720
					2,981,860
	RETAIL - DISCRETIONARY — 1.8%
1,957,277	Great Outdoors Group, LLC(b)	TSFR1M + 3.865%	9.1110	03/05/28	1,964,128

	SEMICONDUCTORS — 1.1%
1,162,509	MKS Instruments, Inc.(b)	TSFR1M + 2.250%	7.5590	08/17/29	1,165,416

	SOFTWARE — 1.1%
1,218,750	Sunshine Software Merger Sub, Inc.(b)	TSFR3M + 3.865%	9.1110	09/21/28	1,149,184

	TRANSPORTATION & LOGISTICS — 4.1%
700,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	8.0330	03/10/28	721,039
1,990,000	Air Canada(b)	TSFR3M + 2.500%	7.2530	03/14/31	1,994,776
1,670,000	United Airlines, Inc.(b)	TSFR1M +2.000%	6.7450	02/24/31	1,675,812
					4,391,627
	TOTAL TERM LOANS (Cost $12,580,789)				12,531,046

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.7%
	U.S. TREASURY BILLS — 3.7%
4,000,000	United States Treasury Bill(e)		4.4700	03/27/25	3,929,190

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,931,146)				3,929,190

	TOTAL INVESTMENTS - 99.3% (Cost $110,722,622)				$ 106,448,800
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%				763,679
	NET ASSETS - 100.0%				$ 107,212,479

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
15	CBOT 10 Year US Treasury Note	IB	12/20/2024	$ 1,657,031	$ (29,532)
15	CBOT 5 Year US Treasury Note	IB	01/01/2025	1,608,516	(20,156)
15	CBOT US Treasury Bond Futures	IB	12/20/2024	1,769,531	(45,937)
	TOTAL FUTURES CONTRACTS				$ (95,625)

CLO	- Collateralized Loan Obligations
IB	- Interactive Broker
LLC	- Limited Liability Company
LTD	- Limited Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Secured Overnight Financing Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $44,869,436 or 41.9% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2024.
(d)	Interest only securities.
(e)	Zero coupon bond.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.